Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands, € in Millions								1 Months Ended	12 Months Ended
	May 03, 2024 USD ($) $ / shares shares	Nov. 14, 2023	Nov. 06, 2023 USD ($) $ / shares shares	Nov. 01, 2023 USD ($) shares	Jun. 27, 2023 USD ($)	Jun. 01, 2023	May 31, 2023	Jun. 30, 2023	Dec. 31, 2025 USD ($) shares		Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2024 shares	May 28, 2024 shares	May 12, 2024 shares	Mar. 05, 2024 shares
Disclosure of classes of share capital [line items]
Number of shares issued			16,000,000													238	135,980	2,120	204,334
Number of Free shares Vested												342,672
Conversion ratio									1 share to 1.06		1 share to 1.06
Exercise stock option | $													$ 80,000
Voting right description									At December 31, 2025, we had 100,339,441 shares outstanding of which 10,000,000 were Class A Preferred shares with a single voting right, 18,000,000 were Class B Preferred shares with no voting rights, and 23,236,915 were ordinary shares with a double voting right. As a result, as of December 31, 2025 total voting rights amounted to 105,576,356.		At December 31, 2025, we had 100,339,441 shares outstanding of which 10,000,000 were Class A Preferred shares with a single voting right, 18,000,000 were Class B Preferred shares with no voting rights, and 23,236,915 were ordinary shares with a double voting right. As a result, as of December 31, 2025 total voting rights amounted to 105,576,356.	At December 31, 2024, we had 100,093,873 shares outstanding of which 10,000,000 were Class A Preferred shares with a single voting rights, 18 000 000 were Class B Preferred shares with no voting rights, and 6,566,666 were ordinary shares with a double voting right. As a result, as of December 31, 2024 total voting rights amounted to 88,660,539.	At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right, and no preferred shares. As a result, as of December 31, 2023 total voting rights amounted to 77,686,718.	At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right, and no preferred shares. As a result, as of December 31, 2023 total voting rights amounted to 77,686,718.
Non voting rights period									74 years		74 years
Number of shares ordinary outstanding									100,339,441		100,339,441	100,093,873	71,751,201	71,751,201	45,675,968
Number of shares with double voting rights									23,236,915		23,236,915	6,566,666	5,935,517	5,935,517
Number of voting rights									105,576,356		105,576,356	88,660,539	77,686,718	77,686,718
Voting rights			21.00%
Ownership interest			22.00%
Issuance price per share | $ / shares			$ 5
Ownership interest in subsidiary						100.00%		100.00%
Share issuance related cost | $												$ 207
Proceeds from sale of ordinary shares | $			$ 44,900										$ 35,700
Share premium [member]
Disclosure of classes of share capital [line items]
Allocation of prior period loss									$ (62,999)	[1]	€ (58.2)	(112,911)
Share issuance related cost | $												207	$ 2,049		$ 600
Proceeds from sale of ordinary shares | $			44,000
Increase (decrease) through transfer between retained earnings into share premium | $					$ 134,000
Follow on Offering Member
Disclosure of classes of share capital [line items]
Number of shares issued													9,907,800	9,907,800
Exercise stock option | $													$ 24,800
Retained Earnings (Deficit) [member]
Disclosure of classes of share capital [line items]
Allocation of prior period loss | $									$ 26,239			$ 11,852	$ (106,139)
Share capital [member]
Disclosure of classes of share capital [line items]
Proceeds from sale of ordinary shares | $			$ 900
Class A Preferred shares with single voting rights [Member]
Disclosure of classes of share capital [line items]
Number of shares ordinary outstanding									10,000,000		10,000,000	10,000,000
Class B Preferered shares with no voting rights [Member]
Disclosure of classes of share capital [line items]
Number of shares ordinary outstanding									18,000,000		18,000,000	18,000,000
Subsequent Investment Agreement (SIA) [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	28,000,000
Equity investment | $	$ 140,000
Conversion ratio	one-for-one basis
Issuance price per share | $ / shares	$ 5
Subsequent Investment Agreement (SIA) [Member] | "Class A" Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	10,000,000
Subsequent Investment Agreement (SIA) [Member] | Class B" Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Issuance price per share | $ / shares	$ 5
AstraZeneca [member]
Disclosure of classes of share capital [line items]
Ownership interest				22.00%
Proceeds from sale of ordinary shares | $				$ 80,000
AstraZeneca [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Share issuance related cost | €														€ 0.6
Calyxt Inc. [Member]
Disclosure of classes of share capital [line items]
Non-controlling shareholders interest							52.00%
Ownership interest in subsidiary						2.90%
Common Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares issued									72,339,441		72,339,441	72,093,873	71,751,201	71,751,201	45,675,968
Number of shares ordinary outstanding													71,751,201	71,751,201
Common Stock [Member] | AstraZeneca [member]
Disclosure of classes of share capital [line items]
Number of shares issued				16,000,000
Preferrence Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued									28,000,000		28,000,000	28,000,000
Conversion ratio		Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
Number of shares ordinary outstanding													0	0
Capital Evolution 2023 [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Share issuance related cost | $													$ 1,400
Capital Evolution 2024 [Member] | Subsequent Investment Agreement (SIA) [Member] | Class B" Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	18,000,000
Capital Evolution 2025 [Member]
Disclosure of classes of share capital [line items]
Shares issued to the benefit of employees related free share plans									245,568		245,568

[1]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.